Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	NewAmsterdam Pharma Company N.V.
Entity Central Index Key	0001936258
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Incorporation, State or Country Code	P7
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity File Number	001-41562
Entity Address, Address Line One	Gooimeer 2-35
Entity Address, City or Town	Naarden
Entity Address, Postal Zip Code	1411 DC
Entity Address, Country	NL
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Common Stock, Shares Outstanding	81,559,780
Auditor Firm ID	1243
Auditor Name	Deloitte Accountants B.V.
Auditor Location	Rotterdam, The Netherlands
Ordinary Shares, Nominal Value €0.12 Per Share
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value €0.12 per share
Trading Symbol	NAMS
Security Exchange Name	NASDAQ
Warrants to Purchase Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	NAMSW
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Gooimeer 2-35
Entity Address, City or Town	Naarden
Entity Address, Postal Zip Code	1411 DC
City Area Code	+31
Local Phone Number	(0) 35 206 2971
Entity Address, Country	NL
Contact Personnel Name	Michael Davidson
Contact Personnel Email Address	info@NewAmsterdamPharma.com